Financial risk management objectives and policies - Schedule of Aging of Trade Receivables (Details) - CAD ($) $ in Millions	Apr. 03, 2022	Mar. 28, 2021
Trade And Other Current Receivables [Line Items]
Trade accounts receivable	$ 22.0	$ 21.9
Credit card receivables	2.5	2.1
Government grant receivable	0.0	4.4
Other receivables	19.3	14.3
Current receivables	43.8	42.7
Credit risk | Carrying value
Trade And Other Current Receivables [Line Items]
Trade accounts receivable	22.0	21.9
Credit card receivables	2.5	2.1
Government grant receivable		4.4
Other receivables	19.3	14.3
Current receivables	43.8	42.7
Credit risk | Current | Carrying value
Trade And Other Current Receivables [Line Items]
Trade accounts receivable	14.4	9.0
Credit card receivables	2.5	2.1
Government grant receivable		4.4
Other receivables	9.5	14.3
Current receivables	26.4	29.8
Credit risk | Less than 30 days | Carrying value
Trade And Other Current Receivables [Line Items]
Trade accounts receivable	2.8	5.4
Credit card receivables	0.0	0.0
Government grant receivable		0.0
Other receivables	0.0	0.0
Current receivables	2.8	5.4
Credit risk | 31-60 days | Carrying value
Trade And Other Current Receivables [Line Items]
Trade accounts receivable	2.1	1.4
Credit card receivables	0.0	0.0
Government grant receivable		0.0
Other receivables	0.0	0.0
Current receivables	2.1	1.4
Credit risk | > 61 days | Carrying value
Trade And Other Current Receivables [Line Items]
Trade accounts receivable	2.7	6.1
Credit card receivables	0.0	0.0
Government grant receivable		0.0
Other receivables	9.8	0.0
Current receivables	$ 12.5	$ 6.1